Capital Disclosures	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
Capital Disclosures
Capital Disclosures

Our objective when managing capital is to maintain a strong statement of financial position. We achieve our objective by obtaining adequate cash resources to support planned activities which include the clinical trial program, product manufacturing, administrative costs and intellectual property expansion and protection. We include shareholders’ equity and cash and cash equivalents in the definition of capital.

	2019 $	2018 $
Cash and cash equivalents	14,148,021	13,699,881
Shareholders’ (deficit) equity	(107,894)	6,195,363

We do not have any debt other than trade accounts payable and we have potential contingent obligations relating to the completion of our research and development of pelareorep.

In managing our capital, we estimate our future cash requirements by preparing a budget and a multi-year plan annually for review and approval by our Board. The budget establishes the approved activities for the upcoming year and estimates the costs associated with these activities. The multi-year plan estimates future activity along with the potential cash requirements and is based on our assessment of our current clinical trial progress along with the expected results from the coming year’s activity. Budget to actual variances are prepared and reviewed by management and are presented quarterly to the Board.

Historically, funding for our plan is primarily managed through the issuance of additional common shares and common share purchase warrants that upon exercise are converted to common shares. Management regularly monitors the capital markets attempting to balance the timing of issuing additional equity with our progress through our clinical trial program, general market conditions, and the availability of capital. There are no assurances that funds will be made available to us when required.

On May 4, 2018, we renewed our short form base shelf prospectus (the "Base Shelf") that qualifies for distribution of up to $150,000,000 of common shares, subscription receipts, warrants, or units (the "Securities") in either Canada, the US or both. Under a Base Shelf, we may sell Securities to or through underwriters, dealers, placement agents or other intermediaries and also may sell Securities directly to purchasers or through agents, subject to obtaining any applicable exemption from registration requirements. The distribution of Securities may be effected from time to time in one or more transactions at a fixed price or prices, which may be subject to change, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying Prospectus Supplement.

Renewing our Base Shelf provides us with additional flexibility when managing our cash resources as, under certain circumstances, it shortens the time period required to close a financing and is expected to increase the number of potential investors that may be prepared to invest in our company. Funds received as a result of using our Base Shelf would be used in line with our Board approved budget and multi-year plan. Our renewed Base Shelf will be effective until May 25, 2020.

Our Base Shelf allowed us to enter into our Common Stock Purchase Agreement in September 2018, our ATM equity offering sales agreement in October 2018, and our public offering in August 2019 (see Note 9). We will use these equity arrangements to assist us in achieving our capital objective. Each arrangement provides us with the opportunity to raise capital at our sole discretion providing us with the ability to better manage our cash resources.

We are not subject to externally imposed capital requirements and there have been no changes in how we define or manage our capital in 2019.